Regulatory Assets And Liabilities (Components Of Regulatory Assets And Regulatory Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	$ 585,600	$ 521,264
Regulatory Liabilities	281,014	241,363
Income Taxes [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	494,308	348,359
Regulatory Liabilities	223,592	192,551
Utility Plant Retirement Costs [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	12,083	16,976
Regulatory Liabilities	22,365	19,936
Postretirement Benefits [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	66,535	139,139
Regulatory Liabilities	34,983	28,795
Water Tank Painting [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	1,715	2,836
Fair Value Adjustment Of Long-Term Debt Assumed In Acquisition [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	4,371	4,739
Rate Case Filing Expenses And Other [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	6,588	9,215
Regulatory Liabilities	$ 74	$ 81